SUPPLEMENT DATED MARCH 31, 2006 TO THE PROSPECTUS

DATED MAY 2, 2005

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

The second paragraph in the section entitled "The Sub-Adviser and Portfolio Management" for the JNL/Putnam Equity Fund should be deleted in its entirety and replaced with the following:

The Fund is managed by the U.S. Core Equity Team at Putnam. The team is headed by James C. Wiess, Managing Director and Senior Portfolio Manager on the U.S. Core Equity team. He joined Putnam in 2000, is a CFA charterholder and has 20 years of investment management experience. Prior to that Mr. Wiess was a Portfolio Manager with JP Morgan Investment Management. Richard P. Cervone is a Portfolio Member on the team. Mr. Cervone, Managing Director, joined Putnam in 1998 and has 8 years of investment experience.

This Supplement is dated March 31, 2006.

(To be used with VC3656 Rev. 05/05, VC3657 Rev. 05/05, VC3723 Rev. 05/05, VC5825 05/05, NV3174CE Rev. 05/05, NV3784 Rev. 05/05, VC4224 Rev. 05/05, NV4224 Rev. 05/05, VC5526 Rev. 05/05, NV5526 Rev. 05/05, NV5825 05/05, FVC4224FT Rev. 05/05, VC5890 05/05, VC5884 05/05, VC5869 05/05, VC5885 05/05, NV5869 05/05, NV5890 05/05, NV5884 05/05, NV5885 05/05, HR105 Rev. 05/05, and VC2440 Rev. 05/05.)

V6002 3/06

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SUPPLEMENT DATED MARCH 31, 2006 TO THE STATEMENT

OF ADDITIONAL INFORMATION DATED MAY 2, 2005

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

On page 95, in the section entitled "Investment Sub-Advisers and Portfolio Managers" for Putnam Investment Management, LLC, please delete the sub-section entitled "Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest" for the JNL/Putnam Equity Fund for James S. Yu in its entirety.

On page 98, in the table entitled "Security Ownership of Portfolio Manager(s)" for Putnam Investment Management, LLC, please delete James S. Yu.

This Supplement is dated March 31, 2006.

(To be used with V3180 Rev. 05/05)

V6003 3/06

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